Finance Income and Expense (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Statements [Line Items]
Summary of Finance Income Expense Transactions

		9 months ended		3 months ended
In thousands of euro	Note	September 30, 2021	September 30, 2020	September 30, 2021	September 30, 2020
Finance income
Change in fair value of warrants including intrinsic value of warrants redeemed	10	105,838	—	17,198	—
Interest receivable	6	9,679	59	3,503	26
Foreign exchange differences		2,571	1,738	7,221	(24)
Reversal of difference between fair value and nominal value of loans		1,485	—	31	—

Total finance income		119,573	1,797	27,953	2

Finance cost
Bank charges		(225)	(182)	(61)	(36)
Interest payable		(191)	(51)	(40)	(12)
Interest on leases	9	(5,808)	(3,324)	(2,157)	(1,172)
Fair value movement on employee loans including fair value charge for the new employee loans provided as of September 30, 2021		(5,050)	—	(5,050)	—
Other		(253)	(10)	(253)	(4)

Total finance cost		(11,527)	(3,567)	(7,561)	(1,224)

In thousands of euro	2020	2019	2018
Finance income
Foreign exchange differences	—	—	18
Interest receivable	2,703	51	122

Total finance income	2,703	51	140

Finance cost
Bank charges	(298)	(160)	(72)
Interest payable	(149)	—	(27)
Interest on leases	(4,733)	(2,574)	—
Foreign exchange differences	(578)	(501)	—

Total finance cost	(5,758)	(3,235)	(99)